Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2015	Mar. 31, 2025	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025
The Cook & Bynum Fund [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		The Cook & Bynum Fund
Accumulated Value	$ 10,000		$ 10,511	$ 11,010	$ 11,757	$ 11,106	$ 8,473	$ 10,579	$ 11,464	$ 12,625	$ 14,180	$ 14,496
MSCI ACWI Net Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Net Total Return Index
Accumulated Value	$ 10,000		$ 9,348	$ 11,006	$ 12,639	$ 12,968	$ 11,508	$ 17,792	$ 19,087	$ 17,667	$ 21,769	$ 23,325